AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7%
	COMMUNICATIONS — 3.2%
542,655	Comcast Corp., Class A	$29,363,062
565,989	Verizon Communications, Inc.	32,912,260
		62,275,322
	CONSUMER DISCRETIONARY — 9.5%
84,211	Best Buy Co., Inc.	9,668,265
260,379	Home Depot, Inc.	79,480,690
190,963	McDonald's Corp.	42,802,447
507,667	Starbucks Corp.	55,472,773
		187,424,175
	CONSUMER STAPLES — 7.7%
873,164	Mondelez International, Inc., Class A	51,106,289
422,245	PepsiCo, Inc.	59,726,555
306,397	Procter & Gamble Co.	41,495,346
		152,328,190
	ENERGY — 2.8%
380,160	Chevron Corp.	39,836,966
187,172	Phillips 66	15,262,005
		55,098,971
	FINANCIALS — 16.3%
83,057	BlackRock, Inc.	62,621,656
545,442	JPMorgan Chase & Co.	83,032,635
336,699	Marsh & McLennan Cos., Inc.	41,009,938
239,024	PNC Financial Services Group, Inc.	41,927,200
1,100,615	Truist Financial Corp.	64,187,867
558,312	U.S. Bancorp	30,880,237
		323,659,533
	HEALTH CARE — 12.6%
353,839	Abbott Laboratories	42,404,066
460,589	AbbVie, Inc.	49,844,942
82,421	Amgen, Inc.	20,507,169
204,273	Eli Lilly & Co.	38,162,282
355,903	Medtronic PLC[1]	42,042,821
733,838	Merck & Co., Inc.	56,571,571
		249,532,851
	INDUSTRIALS — 7.7%
173,785	Eaton Corp. PLC[1]	24,030,990
149,121	Honeywell International, Inc.	32,369,696
144,566	Illinois Tool Works, Inc.	32,024,260
147,265	Lockheed Martin Corp.	54,414,418

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
53,054	United Parcel Service, Inc., Class B	$9,018,649
		151,858,013
	MATERIALS — 3.1%
220,170	Air Products & Chemicals, Inc.	61,942,628
	REAL ESTATE — 6.9%
112,355	American Tower Corp. - REIT	26,859,586
331,210	Crown Castle International Corp. - REIT	57,011,177
302,095	Prologis, Inc. - REIT	32,022,070
331,165	Realty Income Corp. - REIT	21,028,978
		136,921,811
	TECHNOLOGY — 20.9%
249,605	Automatic Data Processing, Inc.	47,043,054
138,933	Broadcom, Inc.	64,417,675
1,026,949	Cisco Systems, Inc.	53,103,533
301,208	Microsoft Corp.	71,015,810
477,914	Paychex, Inc.	46,845,130
320,473	QUALCOMM, Inc.	42,491,515
473,034	Texas Instruments, Inc.	89,398,696
		414,315,413
	UTILITIES — 8.0%
131,071	Eversource Energy	11,349,438
1,022,206	NextEra Energy, Inc.	77,288,996
297,299	Sempra Energy	39,415,901
331,644	WEC Energy Group, Inc.	31,038,562
		159,092,897
	TOTAL COMMON STOCKS
	(Cost $1,416,784,245)	1,954,449,804
	SHORT-TERM INVESTMENTS — 1.2%
23,901,802	Federated Treasury Obligations Fund - Institutional Class 0.01%[2]	23,901,802
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,901,802)	23,901,802
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,440,686,047)	1,978,351,606
	Other Assets in Excess of Liabilities — 0.1%	2,481,707
	TOTAL NET ASSETS — 100.0%	$1,980,833,313

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.